Portfolio of Investments – as of March 31, 2024 (Unaudited)
Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 99.4% of Net Assets
	ABS Car Loan — 15.0%
$20,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	$20,191
60,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	60,520
30,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	30,349
397	American Credit Acceptance Receivables Trust , Series 2021-3, Class C, 0.980%, 11/15/2027(a)	396
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	51,052
105,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	105,787
85,000	AmeriCredit Automobile Receivables Trust , Series 2022-1, Class B, 2.770%, 4/19/2027	81,957
35,260	Avid Automobile Receivables Trust , Series 2023-1, Class A, 6.630%, 7/15/2026(a)	35,261
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	100,421
23,072	Canada Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025(a)	22,695
60,000	Capital One Prime Auto Receivables Trust, Series 2023-2, Class A3, 5.820%, 6/15/2028	60,935
105,000	Capital One Prime Auto Receivables Trust , Series 2023-1, Class A3, 4.870%, 2/15/2028	104,603
6,509	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	6,168
45,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	45,196
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	48,645
50,000	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	50,239
60,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	59,674
18,638	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027(a)	18,360
80,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	79,960
25,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	25,173
90,000	First Investors Auto Owner Trust , Series 2022-1A, Class C, 3.130%, 5/15/2028(a)	86,428
160,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	159,784
8,045	Flagship Credit Auto Trust , Series 2020-4, Class C, 1.280%, 2/16/2027(a)	7,901
75,000	Ford Credit Auto Lease Trust , Series 2023-A, Class A3, 4.940%, 3/15/2026	74,751
6,961	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	6,902
85,000	Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.230%, 5/15/2028	85,188
48,073	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.370%, 6/15/2028(a)	48,416
45,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.780%, 8/16/2028	45,684
30,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	30,288
25,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	25,400
1,957	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	1,945
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$20,000	Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.670%, 6/21/2028	$20,242
35,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	35,035
25,000	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540%, 10/16/2028	25,287
20,000	Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.990%, 2/15/2029	20,013
15,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	15,256
25,000	LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.230%, 1/18/2028(a)	24,876
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.180%, 8/25/2028(a)	30,249
130,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410%, 11/14/2029(a)	129,834
120,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	119,329
20,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	20,283
50,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	50,348
75,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	76,667
10,000	SBNA Auto Receivables Trust, Series 2024-A, Class A3, 5.320%, 12/15/2028(a)	9,994
140,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	140,623
42,308	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	41,400
105,000	Toyota Lease Owner Trust, Series 2023-A, Class A3, 4.930%, 4/20/2026(a)	104,544
105,000	VStrong Auto Receivables Trust, Series 2023-A, Class A3, 6.870%, 11/15/2027(a)	105,378
5,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	5,012
100,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	100,728
20,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.440%, 5/17/2027(a)	19,977
20,000	World Omni Auto Receivables Trust, Series 2023-D, Class A3, 5.790%, 2/15/2029	20,310
		2,695,654
	ABS Credit Card — 3.0%
105,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	104,968
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026	167,501
85,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.740%, 10/15/2029	86,262
175,000	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.020%, 3/15/2030	174,423
		533,154
	ABS Other — 4.1%
81,172	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	81,259
60,000	Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.930%, 12/16/2030	60,720
100,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	101,094
180,000	HPEFS Equipment Trust , Series 2023-1A, Class A3, 5.410%, 2/22/2028(a)	179,947

Principal Amount	Description	Value (†)
	ABS Other — continued
$40,740	Marlette Funding Trust, Series 2023-2A, Class A, 6.040%, 6/15/2033(a)	$40,713
78,288	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	76,927
175,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	175,084
25,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	24,990
		740,734
	ABS Student Loan — 0.5%
105,966	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	91,466
	Aerospace & Defense — 1.0%
20,000	Boeing Co., 4.875%, 5/01/2025	19,778
20,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	20,041
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,627
55,000	L3Harris Technologies, Inc., 5.050%, 6/01/2029	54,824
65,000	RTX Corp., 5.750%, 11/08/2026	65,999
		180,269
	Agency Commercial Mortgage-Backed Securities — 0.1%
13,356	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.795%, 6/25/2027(b)	13,308
9,714	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.720%, 6/25/2027(b)	9,654
		22,962
	Airlines — 0.4%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	54,781
15,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	14,501
		69,282
	Automotive — 2.4%
50,000	American Honda Finance Corp., 4.900%, 3/13/2029	49,858
40,000	BMW U.S. Capital LLC, 4.900%, 4/02/2029(a)	39,966
50,000	General Motors Financial Co., Inc., 5.800%, 1/07/2029	50,881
45,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	45,333
20,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	19,400
30,000	Harley-Davidson Financial Services, Inc., 6.500%, 3/10/2028(a)	30,792
75,000	Hyundai Capital America, 5.950%, 9/21/2026(a)	75,871
20,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	20,906
30,000	Toyota Motor Credit Corp., MTN, 5.000%, 8/14/2026	30,032
60,000	Toyota Motor Credit Corp., Series B, 5.000%, 3/19/2027	60,184
		423,223
	Banking — 5.6%
15,000	Ally Financial, Inc., (fixed rate to 1/03/2029, variable rate thereafter), 6.848%, 1/03/2030	15,438
20,000	Ally Financial, Inc., 7.100%, 11/15/2027	20,897
110,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	107,588
85,000	Bank of Montreal, 5.266%, 12/11/2026	85,376
15,000	Bank of New York Mellon Corp., MTN, (fixed rate to 3/14/2029, variable rate thereafter), 4.975%, 3/14/2030	15,013
55,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	57,239
Principal Amount	Description	Value (†)
	Banking — continued
$50,000	Citizens Financial Group, Inc., (fixed rate to 1/23/2029, variable rate thereafter), 5.841%, 1/23/2030	$49,928
25,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	24,699
90,000	Goldman Sachs Bank USA, (fixed rate to 3/18/2026, variable rate thereafter), 5.283%, 3/18/2027	89,955
60,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	60,194
40,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	40,941
25,000	JPMorgan Chase & Co., (fixed rate to 10/23/2028, variable rate thereafter), 6.087%, 10/23/2029	25,990
60,000	Royal Bank of Canada, GMTN, 5.200%, 7/20/2026	60,193
25,000	Santander Holdings USA, Inc., (fixed rate to 1/09/2029, variable rate thereafter), 6.174%, 1/09/2030	25,225
55,000	State Street Corp., 4.993%, 3/18/2027	55,107
60,000	Synchrony Financial, 4.875%, 6/13/2025	59,107
65,000	Toronto-Dominion Bank, GMTN, 4.994%, 4/05/2029	65,004
30,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	31,992
120,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	117,775
		1,007,661
	Brokerage — 0.2%
20,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	20,690
15,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	15,270
		35,960
	Building Materials — 0.4%
75,000	Builders FirstSource, Inc., 6.375%, 3/01/2034(a)	75,310
	Cable Satellite — 0.3%
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.150%, 11/10/2026	50,392
	Chemicals — 1.2%
60,000	Celanese U.S. Holdings LLC, 6.165%, 7/15/2027	61,111
65,000	EIDP, Inc., 4.500%, 5/15/2026	64,252
25,000	LYB International Finance III LLC, 5.500%, 3/01/2034	25,046
75,000	Nutrien Ltd., 5.900%, 11/07/2024	75,084
		225,493
	Collateralized Mortgage Obligations — 0.5%
385	Government National Mortgage Association, Series 2012-H28, Class FA, 1 mo. USD SOFR + 0.694%, 6.024%, 9/20/2062(b)(c)	371
364	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	318
2,840	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	2,697
3,588	Government National Mortgage Association, Series 2016-H13, Class FT, 1 mo. USD SOFR + 0.694%, 6.024%, 5/20/2066(b)(c)	3,552
209	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD SOFR + 0.314%, 5.644%, 10/20/2064(b)(c)	203
2,525	Government National Mortgage Association, Series 2019-H01, Class FJ, 1 mo. USD SOFR + 0.414%, 5.744%, 9/20/2068(b)(c)	2,446
7,271	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.844%, 10/20/2068(b)	7,260
10,149	Government National Mortgage Association, Series 2019-H05, Class FT, 1 yr. CMT + 0.430%, 5.230%, 4/20/2069(b)	10,145

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$17,617	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.250%, 8/20/2069(b)	$17,593
42,098	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.300%, 1/20/2070(b)	41,899
		86,484
	Construction Machinery — 0.7%
35,000	Caterpillar Financial Services Corp., 4.850%, 2/27/2029	35,201
35,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	35,062
55,000	John Deere Capital Corp., MTN, 4.900%, 3/07/2031	55,015
		125,278
	Consumer Cyclical Services — 0.4%
66,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	66,289
	Consumer Products — 0.2%
10,000	Brunswick Corp., 5.850%, 3/18/2029	10,109
30,000	Estee Lauder Cos., Inc., 5.000%, 2/14/2034	29,760
		39,869
	Electric — 6.2%
45,000	AES Corp., 3.300%, 7/15/2025(a)	43,593
105,000	Ameren Corp., 5.700%, 12/01/2026	106,397
20,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	20,041
20,000	Appalachian Power Co., 5.650%, 4/01/2034	20,185
85,000	CenterPoint Energy, Inc., 5.250%, 8/10/2026	85,145
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,676
90,000	DTE Energy Co., 4.220%, 11/01/2024	89,169
100,000	Duke Energy Corp., 4.850%, 1/05/2027	99,589
50,000	Edison International, 4.700%, 8/15/2025	49,386
50,000	Entergy Louisiana LLC, 5.350%, 3/15/2034	50,187
50,000	Georgia Power Co., 5.004%, 2/23/2027	50,060
85,000	ITC Holdings Corp., 4.950%, 9/22/2027(a)	84,390
20,000	National Grid PLC, 5.418%, 1/11/2034	19,859
45,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	45,592
50,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	50,215
25,000	Pennsylvania Electric Co., 5.150%, 3/30/2026(a)	24,792
30,000	Public Service Enterprise Group, Inc., 5.200%, 4/01/2029	30,023
35,000	Southern California Edison Co., 5.150%, 6/01/2029	35,144
85,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	84,355
60,000	WEC Energy Group, Inc., 5.600%, 9/12/2026	60,693
25,000	Xcel Energy, Inc., 5.500%, 3/15/2034	24,860
		1,103,351
	Finance Companies — 3.8%
80,000	Air Lease Corp., 0.800%, 8/18/2024	78,476
25,000	Air Lease Corp., 5.100%, 3/01/2029	24,834
40,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	35,906
10,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	10,004
5,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	5,100
10,000	Ares Capital Corp., 3.250%, 7/15/2025	9,660
20,000	Ares Capital Corp., 7.000%, 1/15/2027	20,575
10,000	ARES Capital Corp., 5.875%, 3/01/2029	9,970
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026(a)	34,636
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	55,065
15,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	13,686
35,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	30,859
30,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	29,102
10,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,944
Principal Amount	Description	Value (†)
	Finance Companies — continued
$15,000	Blue Owl Capital Corp. II, 8.450%, 11/15/2026(a)	$15,450
30,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028(a)	31,124
35,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	34,566
30,000	GATX Corp., 5.400%, 3/15/2027	30,205
20,000	Goldman Sachs BDC, Inc., 6.375%, 3/11/2027	20,149
30,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	27,563
15,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	14,732
25,000	Hercules Capital, Inc., 3.375%, 1/20/2027	22,959
10,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	10,158
25,000	Main Street Capital Corp., 3.000%, 7/14/2026	23,295
25,000	Navient Corp., 11.500%, 3/15/2031	27,823
10,000	New Mountain Finance Corp., 6.875%, 2/01/2029	9,895
25,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	24,985
15,000	Sixth Street Specialty Lending, Inc., 6.125%, 3/01/2029	14,913
		675,634
	Food & Beverage — 2.7%
30,000	Anheuser-Busch InBev Worldwide, Inc., 5.000%, 6/15/2034	30,179
65,000	Campbell Soup Co., 5.200%, 3/19/2027	65,151
20,000	Cargill, Inc., 4.500%, 6/24/2026(a)	19,832
85,000	Conagra Brands, Inc., 5.300%, 10/01/2026	85,136
75,000	General Mills, Inc., 4.700%, 1/30/2027	74,357
105,000	Keurig Dr Pepper, Inc., 5.050%, 3/15/2029	105,302
105,000	Tyson Foods, Inc., 5.400%, 3/15/2029	105,939
		485,896
	Gaming — 0.4%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	64,582
	Government Owned - No Guarantee — 1.1%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024(a)	195,137
	Health Insurance — 0.8%
55,000	Humana, Inc., 5.375%, 4/15/2031	55,030
95,000	UnitedHealth Group, Inc., 5.150%, 10/15/2025	95,115
		150,145
	Healthcare — 0.9%
25,000	IQVIA, Inc., 6.250%, 2/01/2029	25,958
65,000	Smith & Nephew PLC, 5.150%, 3/20/2027	64,985
75,000	Solventum Corp., 5.450%, 2/25/2027(a)	75,259
		166,202
	Home Construction — 0.1%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	19,100
	Independent Energy — 0.9%
15,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	15,838
31,000	EQT Corp., 6.125%, 2/01/2025	31,037
65,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	64,918
45,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	46,544
		158,337
	Industrial Other — 0.0%
5,000	CIMIC Finance USA Pty. Ltd., 7.000%, 3/25/2034(a)	5,134
	Life Insurance — 2.8%
45,000	Athene Global Funding, 5.516%, 3/25/2027(a)	45,044
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	115,981
95,000	Corebridge Global Funding, 5.750%, 7/02/2026(a)	95,096
25,000	Lincoln National Corp., 5.852%, 3/15/2034	24,679
90,000	New York Life Global Funding, 4.900%, 4/02/2027(a)	89,848

Principal Amount	Description	Value (†)
	Life Insurance — continued
$35,000	New York Life Global Funding, 5.450%, 9/18/2026(a)	$35,284
90,000	Northwestern Mutual Global Funding, 5.070%, 3/25/2027(a)	90,361
		496,293
	Lodging — 0.4%
65,000	Hyatt Hotels Corp., 5.750%, 1/30/2027	66,011
	Media Entertainment — 0.4%
70,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027	66,803
	Metals & Mining — 1.4%
60,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	60,792
90,000	Glencore Funding LLC, 5.371%, 4/04/2029(a)	90,179
30,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	31,596
25,000	Newmont Corp./ Newcrest Finance Pty Ltd., 5.350%, 3/15/2034(a)	25,159
45,000	Nucor Corp., 3.950%, 5/23/2025	44,294
		252,020
	Midstream — 1.5%
70,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	71,243
125,000	TransCanada PipeLines Ltd., SOFR Index + 1.520%, 6.881%, 3/09/2026(b)	125,052
75,000	Williams Cos., Inc., 5.400%, 3/02/2026	75,193
		271,488
	Natural Gas — 0.9%
20,000	NiSource, Inc., 5.350%, 4/01/2034	19,892
65,000	Sempra, 5.400%, 8/01/2026	65,188
70,000	Spire, Inc., 5.300%, 3/01/2026	69,925
		155,005
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
30,000	BANK, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	31,825
10,000	BANK, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	10,536
25,000	BBCMS Mortgage Trust, Series 2024-5C25, Class A3, 5.946%, 3/15/2057	25,909
75,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	76,678
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	88,500
107,197	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	95,504
		328,952
	Office REITs — 0.1%
30,000	Hudson Pacific Properties LP, 5.950%, 2/15/2028	27,712
	Other REITs — 0.6%
20,000	Prologis Targeted U.S. Logistics Fund LP, 5.250%, 4/01/2029(a)	19,943
95,000	Starwood Property Trust, Inc., 3.750%, 12/31/2024(a)	93,157
		113,100
	Packaging — 0.8%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	39,274
100,000	Sonoco Products Co., 1.800%, 2/01/2025	96,757
		136,031
	Pharmaceuticals — 0.3%
55,000	Astrazeneca Finance LLC, 4.850%, 2/26/2029	55,155
	Property & Casualty Insurance — 0.7%
20,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	20,108
40,000	Aon North America, Inc., 5.150%, 3/01/2029	40,219
5,000	CNA Financial Corp., 5.125%, 2/15/2034	4,865
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — continued
$30,000	Radian Group, Inc., 6.200%, 5/15/2029	$30,445
25,000	SiriusPoint Ltd., 7.000%, 4/05/2029	24,996
		120,633
	Refining — 0.4%
70,000	Phillips 66 Co., 5.250%, 6/15/2031	70,933
	Retail REITs — 0.3%
50,000	Realty Income Corp., 4.750%, 2/15/2029	49,384
	Retailers — 1.5%
30,000	Advance Auto Parts, Inc., 5.900%, 3/09/2026	29,952
50,000	AutoZone, Inc., 5.050%, 7/15/2026	50,078
85,000	Lowe's Cos., Inc., 4.400%, 9/08/2025	83,957
50,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	50,823
45,000	Tapestry, Inc., 7.350%, 11/27/2028	47,417
		262,227
	Technology — 1.8%
60,000	Broadcom, Inc., 4.000%, 4/15/2029(a)	57,155
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	80,403
45,000	Flex Ltd., 6.000%, 1/15/2028	45,772
60,000	Global Payments, Inc., 1.500%, 11/15/2024	58,473
25,000	Microchip Technology, Inc., 5.050%, 3/15/2029	25,004
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	33,078
25,000	Qorvo, Inc., 1.750%, 12/15/2024	24,261
		324,146
	Tobacco — 0.7%
35,000	Altria Group, Inc., 6.200%, 11/01/2028	36,480
35,000	BAT Capital Corp., 5.834%, 2/20/2031	35,300
50,000	Philip Morris International, Inc., 4.875%, 2/13/2029	49,681
		121,461
	Transportation Services — 0.6%
60,000	Element Fleet Management Corp., 5.643%, 3/13/2027(a)	60,186
45,000	Element Fleet Management Corp., 6.319%, 12/04/2028(a)	46,493
5,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.350%, 1/12/2027(a)	5,004
		111,683
	Treasuries — 29.1%
930,000	U.S. Treasury Notes, 2.500%, 5/31/2024(d)	925,722
595,000	U.S. Treasury Notes, 3.875%, 4/30/2025	587,934
2,060,000	U.S. Treasury Notes, 4.625%, 6/30/2025	2,052,517
1,285,000	U.S. Treasury Notes, 4.625%, 2/28/2026	1,283,946
195,000	U.S. Treasury Notes, 4.750%, 7/31/2025	194,657
175,000	U.S. Treasury Notes, 5.000%, 8/31/2025	175,356
		5,220,132
	Wirelines — 0.4%
25,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 2/15/2034	24,777
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	47,383
		72,160
	Total Bonds and Notes (Identified Cost $17,891,381)	17,814,327

Principal Amount	Description	Value (†)

Short-Term Investments — 1.5%
$267,240	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $267,344 on 4/01/2024 collateralized by $293,900 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $272,634 including accrued interest(e) (Identified Cost $267,240)	$267,240
	Total Investments — 100.9% (Identified Cost $18,158,621)	18,081,567
	Other assets less liabilities — (0.9)%	(167,554)
	Net Assets — 100.0%	$17,914,013

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$4,948,061 or 27.6% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	12	$2,456,030	$2,453,813	$(2,217)

At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	11	$1,210,998	$1,218,766	$(7,768)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$ —	$76,897	$9,587	$86,484
All Other Bonds and Notes(a)	—	17,727,843	—	17,727,843
Total Bonds and Notes	—	17,804,740	9,587	17,814,327
Short-Term Investments	—	267,240	—	267,240
Total Investments	$—	$18,071,980	$9,587	$18,081,567

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(9,985)	$ —	$ —	$(9,985)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or March 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Collateralized Mortgage Obligations	$15,930	$ —	$ —	$84	$42	$(6,469)	$ —	$ —	$9,587	$(60)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of March 31, 2024, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of March 31, 2024:
Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(9,985)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at March 31, 2024 (Unaudited)
Treasuries	29.1%
ABS Car Loan	15.0
Electric	6.2
Banking	5.6
ABS Other	4.1
Finance Companies	3.8
ABS Credit Card	3.0
Life Insurance	2.8
Food & Beverage	2.7
Automotive	2.4
Other Investments, less than 2% each	24.7
Short-Term Investments	1.5
Total Investments	100.9
Other assets less liabilities (including futures contracts)	(0.9)
Net Assets	100.0%